UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21172

DWS RREEF Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS RREEF Real Estate Fund, Inc.

	Shares	Value ($)

Common Stocks 113.4%
Real Estate Investment Trusts (“REITs”) 112.8%
Apartments 16.8%
American Campus Communities, Inc.	736,602	22,311,675
Apartment Investment & Management Co. "A" (a)	534,600	30,841,074
AvalonBay Communities, Inc.	171,600	22,308,000
Home Properties, Inc. (a)	62,300	3,290,063

		78,750,812
Diversified 5.8%
iStar Financial, Inc.	521,600	24,426,528
NorthStar Realty Finance Corp.	202,700	3,083,067

		27,509,595

Health Care 12.4%
OMEGA Healthcare Investors, Inc.	407,550	6,989,483
Senior Housing Properties Trust	613,700	14,667,430
Ventas, Inc.	868,800	36,602,544

		58,259,457
Hotels 12.7%
Ashford Hospitality Trust	979,850	11,699,409
Canyon Ranch Holdings LLC (Units)	230,400	6,297,929
DiamondRock Hospitality Co.	471,000	8,949,000
Eagle Hospitality Properties Trust, Inc.	220,400	2,457,460
FelCor Lodging Trust, Inc.	25,600	664,832
Hersha Hospitality Trust	872,700	10,280,406
Highland Hospitality Corp.	56,200	1,000,360
Hospitality Properties Trust	76,100	3,561,480
Innkeepers USA Trust	901,333	14,673,701

		59,584,577
Industrial 10.2%
First Industrial Realty Trust, Inc. (a)	376,200	17,041,860
Liberty Property Trust	633,900	30,883,608

		47,925,468
Office 20.4%
American Financial Realty Trust	224,700	2,264,976
Digital Realty Trust, Inc.	409,500	16,339,050
Highwoods Properties, Inc.	481,500	19,014,435
HRPT Properties Trust	1,775,271	21,835,833
Lexington Realty Trust (a)	659,100	13,926,783
Mack-Cali Realty Corp.	468,800	22,328,944

		95,710,021
Other 2.1%
Crystal River Capital, Inc. 144A	167,500	4,495,700
Deerfield Triarc Capital Corp.	357,300	5,355,927

		9,851,627
Regional Malls 18.7%
Feldman Mall Properties, Inc.	435,300	5,284,542
Glimcher Realty Trust (a)	1,024,050	27,669,831
Simon Property Group, Inc.	419,597	46,680,166
The Macerich Co.	91,000	8,404,760

		88,039,299
Shopping Centers 8.7%
Inland Real Estate Corp. (a)	363,700	6,670,258
National Retail Properties, Inc.	204,250	4,940,808
Realty Income Corp. (a)	227,750	6,422,550
Regency Centers Corp.	274,000	22,892,700

		40,926,316
Storage 5.0%
Extra Space Storage, Inc.	1,233,797	23,368,115

Total Real Estate Investment Trust (“REITs”)		529,925,287

Other 0.6%
Quadra Realty Trust, Inc. * (a)	222,000	2,894,880

Total Common Stocks (Cost $301,772,259)		532,820,167

Preferred Stocks 17.6%
Real Estate Investment Trusts 17.6%
Apartments 1.2%
Associated Estates Realty Corp., 8.70%, Series II	221,000	5,763,680
Diversified Financial Services 0.4%
Northstar Realty Finance Corp., 8.25%, Series B	68,400	1,658,700
Health Care 1.2%
LTC Properties, Inc., 8.0%, Series F	225,000	5,737,500
Hotels 6.0%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A	176,800	4,342,650
Equity Inns, Inc., 8.750%, Series B	498,000	12,916,875
Strategic Hotels & Resorts, Inc. 8.25%, Series B	59,600	1,514,215
Strategic Hotels & Resorts, Inc. 8.5%, 144A	167,500	4,250,313
Sunstone Hotel Investors, Inc., 8.0%, Series A	196,500	5,053,744

		28,077,797
Office 1.0%
Digital Realty Trust, Inc., 8.5%, Series A	183,300	4,748,625
Regional Malls 0.9%
Taubman Centers, Inc., 8.0%, Series G	170,747	4,410,395
Shopping Centers 6.8%
Cedar Shopping Centers, Inc., 8.875%	150,000	3,936,000
Ramco-Gershenson Properties Trust, 9.5%, Series B (a)	208,000	5,278,000
The Mills Corp., 8.75%, Series E	190,000	4,979,900
The Mills Corp., 9.0%, Series C	364,400	9,542,725
Urstadt Biddle Properties, Inc., 8.5%, Series C	75,000	8,107,035

		31,843,660
Storage 0.1%
Public Storage, Inc., 10.00%, Series A	12,800	339,200

Total Preferred Stocks (Cost $79,543,183)		82,579,557
Securities Lending Collateral 10.9%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $51,197,400)	51,197,400	51,197,400
Cash Equivalents 0.4%
Cash Management QP Trust, 5.33% (d) (Cost $1,720,975)	1,720,975	1,720,975
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 434,233,817)	142.3	668,318,099
Other Assets and Liabilities, Net	(8.2)	(38,554,751)
Preferred Stock, at Liquidation Value	(34.1)	(160,000,000)

Net Assets Applicable to Common Shareholders	100.0	469,763,348

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $43,055,576. In addition, included in other assets & liabilities are pending sales amounting to $6,817,200, that is also on loan. The value of all securities loaned at March 31, 2007 amounted to $49,872,776 which is 10.6% of net assets.

(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At March 31, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

7/14/2004 1/14/2008	40,000,000 1	Fixed — 2.992%	USD — Floating LIBOR BBA	720,948
9/17/2004 1/28/2008	40,000,000 1	Fixed — 3.247%	USD — Floating LIBOR BBA	668,012
9/17/2004 1/28/2010	40,000,000 1	Fixed — 3.769%	USD — Floating LIBOR BBA	1,132,828
9/17/2004 1/28/2010	40,000,000 1	Fixed — 4.258%	USD — Floating LIBOR BBA	1,333,804
Total net unrealized appreciation				3,855,592

Counterparty:
1 USB AG
BBA: British Bankers’ Association
LIBOR: Represents the London InterBank Offered Rate.
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007